UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9-30-10_
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement. [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: _Biondo Investment Advisors, LLC_
Address: PO Box 909, 540 Routes 6 & 209, Milford, PA  18337_
Form 13F File Number:  28-13475____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Eugenia S. Pavek______________
Title: Chief Compliance Officer___________________
Phone: 570-296-5525________________________________________
Signature, Place, and Date of Signing:
Eugenia S. Pavek
Milford, PA
10-5-10
[Signature]
 [City, State]
 [Date]
Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: none______________
Form 13F Information Table Entry Total: 73_____________
Form 13F Information Table Value Total: $258,663(thousands)
List of Other Included Managers: None


NameofIssuerTitleoClCUSIPValuex$1000)Shrs/PrnAmtSh/PrnPut/CallInvDiscOtherMgrsSoleSharedNone
AGRIUM INC                     CS        008916108    529     7050  SH  Sole   7050  0     0
AKAMAI TECHNOLOGIES INC        CS        00971T101    1744   34750  SH  Sole  34750  0     0
AMERICAN EXPRESS CO            CS        025816109    213     5075  SH  Sole   5075  0     0
AMGEN INC                      CS        031162100    10759 195235  SH  Sole 194035  0  1200
APPLE COMPUTER INC             CS        037833100    18368  64734  SH  Sole  64134  0   600
BANK OF AMERICA CORPORATION WT WT        060505146    1468   26600  SH  Sole 226600  0     0
BERKSHIRE HATHAWAY INC DEL CL  CS        084670702    393     4750  SH  Sole   4750  0     0
BLDRS INDEX FDS TR ASIA 50 ADR ETF       09348R102    768    29865  SH  Sole  29865  0     0
BLDRS INDEX FDS TR EMER MK 50  ETF       09348R300    867    19240  SH  Sole  19240  0     0
BOEING CO                      CS        097023105    7408  111325  SH  Sole 111325  0     0
CABLEVISION SYS CORP           CS        12686C109    3296  125860  SH  Sole 125860  0     0
CELGENE CORP                   CS        151020104    5583   96905  SH  Sole  96905  0     0
COLGATE PALMOLIVE CO           CS        194162103    2746   35725  SH  Sole  35725  0     0
COMPASS MINERALS INTL INC      CS        20451N101    510     6650  SH  Sole   6650  0     0
CORE LABORATORIES N V          CS        N22717107    11678 132645  SH  Sole 130245  0  2400
CUMMINS INC                    CS        231021106    3493   38565  SH  Sole  38565  0     0
CVS CORP                       CS        126650100    1824   57945  SH  Sole  57945  0     0
DENDREON CORP                  CS        24823Q107    3895   94585  SH  Sole  93635  0   950
DRESSER-RAND GROUP INC         CS        261608103    5931  160765  SH  Sole 160765  0     0
EDWARDS LIFESCIENCES CORP      CS        28176E108    9795  146090  SH  Sole 144340  0  1750
ENERGY TRANSFER EQUITY L P     CS        29273V100    234     6300  SH  Sole   6300  0     0
EXXON MOBIL CORP               CS        30231G102    1483   24002  SH  Sole  24002  0     0
FEDEX CORP                     CS        31428X106    522     6100  SH  Sole   6100  0     0
FORD MTR CO DEL                CS        345370860    17996 1470275 SH  Sole1458775  0 11500
FORD MTR CO DEL SR NT CV . 201 CB        345370CN8    746   500000  PRN Sole 500000  0     0
FORD MTR CO DEL WT EXP 010113  WT        345370134    1717  400325  SH  Sole 400325  0     0
GENZYME CORP                   CS        372917104    5947   84010  SH  Sole  83010  0  1000
GOLDMAN SACHS GROUP INC        CS        38141G104    8585   59380  SH  Sole  58930  0   450
GOOGLE INC                     CS        38259P508    7191   13677  SH  Sole  13377  0   300
HALLIBURTON CO                 CS        406216101    3724  112600  SH  Sole 112600  0     0
IDEXX LABS INC                 CS        45168D104    12237 198265  SH  Sole 196865  0   400
ILLUMINA INC                   CS        452327109    450     9150  SH  Sole   9150  0     0
INTUITIVE SURGICAL INC         CS        46120E602    24116  84995  SH  Sole  84095  0   900
ISHARES TR 1-3 YR TRS BD       ETF       464287457    551     6526  SH  Sole   6526  0     0
ISHARES TR MSCI EAFE IDX       ETF       464287465    750    13650  SH  Sole  13650  0     0
ISHARES TR US TIPS BD FD       ETF       464287176    204     1872  SH  Sole   1872  0     0
J P MORGAN CHASE AND CO        CS        46625H100    7502  197115  SH  Sole 195890  0  1225
JOHNSON AND JOHNSON            CS        478160104    819    13225  SH  Sole  13225  0     0
JOHNSON CTLS INC               CS        478366107    3197  104825  SH  Sole 104825  0     0
JPMORGAN CHASE AND CO          WT        46634E114    14443 1237648 SH  Sole 1232793 0  4855
LAM RESEARCH CORP              CS        512807108    226     5404  SH  Sole   5404  0     0
MASTERCARD INC                 CS        57636Q104    13914  62115  SH  Sole  61615  0   500
MERCK & CO INC NEW             CS        58933Y105    455    12350  SH  Sole  12350  0     0
MONSANTO CO NEW                CS        61166W101    1637   34160  SH  Sole  33235  0   925
NBT BANCORP INC                CS        628778102    353    16000  SH  Sole  16000  0     0
NOVELLUS SYS INC               CS        670008101    266    10000  SH  Sole  10000  0     0
NUVASIVE INC                   CS        670704105    2042   58100  SH  Sole  57600  0   500
PEPSICO INC                    CS        713448108    708    10660  SH  Sole  10160  0   500
PETROLEO BRASILEIRO SA PETRO   ADR       71654V408    1065   29375  SH  Sole  29375  0     0
PHILIP MORRIS INTL INC         CS        718172109    206     3675  SH  Sole   3675  0     0
PNC FINL SVCS GROUP INC        CS        693475105    311     6000  SH  Sole   6000  0     0
POWERSHARES ETF TRUST GOLDEN D ETF       73935X401    939    35770  SH  Sole  35770  0     0
PPL CORP                       CS        69351T106    220     8075  SH  Sole   8075  0     0
PROCTER AND GAMBLE CO          CS        742718109    458     7645  SH  Sole   7645  0     0
QUALCOMM INC                   CS        747525103    545    12075  SH  Sole  12075  0     0
RANGE RES CORP                 CS        75281A109    1441   37790  SH  Sole  37790  0     0
ROVI CORP                      CS        779376102    1863   36950  SH  Sole  36950  0     0
SALESFORCE COM INC             CS        79466L302    2555   22850  SH  Sole  22850  0     0
SCHLUMBERGER LTD               CS        806857108    539     8750  SH  Sole   7750  0  1000
SIRIUS XM RADIO INC            CS        82967N108    19     15500  SH  Sole  15500  0     0
SMUCKER J M CO                 CS        832696405    1008   16650  SH  Sole  16650  0     0
STRYKER CORP                   CS        863667101    384     7675  SH  Sole   7675  0     0
TRANSOCEAN INC SRNT CONV . 203 CB        893830AW9    96    100000  PRN Sole 100000  0     0
TRANSOCEAN LTD ZUG             CS        H8817H100    892    13875  SH  Sole  13875  0     0
UNITED THERAPEUTICS CORP DEL   CS        91307C102    7135  127385  SH  Sole 126685  0   700
UNIVERSAL DISPLAY CORP         CS        91347P105    4630  197000  SH  Sole 195000  0  2000
VERTEX PHARMACEUTICALS INC     CS        92532F100    3954  114375  SH  Sole 113175  0  1200
VISA INC                       CS        92826C839    334     4500  SH  Sole   4500  0     0
VMWARE INC                     CS        928563402    3126   36805  SH  Sole  36805  0     0
WELLS FARGO AND CO NEW         CS        949746101    299    11900  SH  Sole  10500  0  1400
WHOLE FOODS MKT INC            CS        966837106    426    11475  SH  Sole  11475  0     0
WILLIAMS PARTNERS L P          CS        96950F104    322     7596  SH  Sole   7596  0     0
YUM BRANDS INC                 CS        988498101    2613   56720  SH  Sole  56720  0     0
REPORT SUMMARY:73DATA RECORDS 258663 0 0 OTHER MGRS ON WHOSE BEHALF REPORT IS FILED.   0 0 0
